Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ 9,349	$ 25,475	$ 22,793
Additions due to acquisition	(389)	(29,362)	389
Recognized in statement of income	27,132	9,045	5,140
Recognized in equity	(4,437)	1,909	877
Recognized in/ Reclassified from other comprehensive income	(1,323)	4,277	(2,846)
Foreign currency translation	(579)	(1,995)	(878)
Closing balance	29,753	9,349	25,475
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	51,569	45,145	39,821
Additions due to acquisition	(380)	2,326	390
Recognized in statement of income	5,160	5,402	5,348
Recognized in equity	(4,437)	1,909	877
Recognized in/ Reclassified from other comprehensive income	477	(67)	(148)
Foreign currency translation	(556)	(3,146)	(1,143)
Closing balance	51,833	51,569	45,145
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	5,988	6,527	6,188
Additions due to acquisition	15	223	237
Recognized in statement of income	760	(95)	254
Foreign currency translation	(180)	(667)	(152)
Closing balance	6,583	5,988	6,527
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	681	932	1,249
Additions due to acquisition	(4)	602
Recognized in statement of income	268	(760)	(294)
Foreign currency translation	(2)	(93)	(23)
Closing balance	943	681	932
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	12,194	12,002	10,549
Additions due to acquisition	(396)	1,419	153
Recognized in statement of income	(2,285)	(144)	1,743
Recognized in/ Reclassified from other comprehensive income	477	(67)	(148)
Foreign currency translation	(271)	(1,016)	(295)
Closing balance	14,289	12,194	12,002
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	32,280	24,930	21,036
Recognized in statement of income	1,512	6,756	3,678
Recognized in equity	(4,437)	1,909	877
Foreign currency translation	(104)	(1,315)	(661)
Closing balance	29,251	32,280	24,930
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	426	754	799
Additions due to acquisition	5	82
Recognized in statement of income	335	(355)	(33)
Foreign currency translation	1	(55)	(12)
Closing balance	767	426	754
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	42,220	19,670	17,028
Additions due to acquisition	9	31,688	1
Recognized in statement of income	(21,972)	(3,643)	208
Recognized in/ Reclassified from other comprehensive income	1,800	(4,344)	2,698
Foreign currency translation	23	(1,151)	(265)
Closing balance	22,080	42,220	19,670
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	2,752	3,833	3,674
Recognized in statement of income	328	(784)	293
Foreign currency translation	(46)	(297)	(134)
Closing balance	3,034	2,752	3,833
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	40,478	11,983	11,967
Additions due to acquisition	9	31,688	1
Recognized in statement of income	(22,501)	(2,713)	32
Foreign currency translation	63	(480)	(17)
Closing balance	18,049	40,478	11,983
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	(1,010)	3,854	1,387
Recognized in statement of income	201	(146)	(117)
Recognized in/ Reclassified from other comprehensive income	1,800	(4,344)	2,698
Foreign currency translation	6	(374)	(114)
Closing balance	$ 997	$ (1,010)	$ 3,854